Organization and Nature of Business (Q1)	3 Months Ended
Mar. 31, 2021
Organization and Nature of Business [Abstract]
Organization and Nature of Business
1.	Organization and Nature of Business

BTRS Holdings Inc., formerly known as Factor Systems, Inc. (“Legacy Billtrust”), utilizing the trade name Billtrust (the “Company” or “Billtrust”), was incorporated on September 4, 2001 in the State of Delaware and maintains its headquarters in Lawrenceville, New Jersey, with additional offices or print facilities in Colorado, Illinois and California.

The Company provides a comprehensive suite of order to cash software as a service (“SaaS”) solutions with integrated payments, including credit and collections, invoice presentment and cash application services to its customers primarily based in North America, but with global operations. In addition, Billtrust founded the business payments network (“BPN”) in its strategic relationship with VISA, which combines remittance data with B2B payments and facilitates straight-through processing. Billtrust serves businesses across both business-to-business and business-to-consumer segments. Billtrust integrates the key areas of the order-to-cash process: credit decisioning, e-commerce solutions, bill presentment, bill payment, cash application, and collections workflow management, helping its clients connect with their customers and cash.

Business Combination Agreement

On October 18, 2020, as amended December 13, 2020, South Mountain Merger Corp., a Delaware corporation (“South Mountain”), BT Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of South Mountain (“First Merger Sub”), BT Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of South Mountain (“Second Merger Sub”) and the Company (“Billtrust”), entered into a Business Combination Agreement (the “BCA”), pursuant to which (i) First Merger Sub was merged with and into Billtrust (the “First Merger”), with Billtrust surviving the First Merger as a wholly owned subsidiary of South Mountain (the “Surviving Corporation”) and (ii) the Surviving Corporation merged with and into Second Merger Sub (the “Second Merger” and together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of South Mountain (such Mergers, collectively with the other transactions described in the BCA, the “Business Combination”).

In connection with the execution of the BCA, on October 18, 2020, South Mountain entered into separate subscription agreements (the “Subscription Agreements”) with a number of investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, and South Mountain has sold to the PIPE Investors, an aggregate of 20,000,000 shares of South Mountain Class A Common Stock, for a purchase price of $10.00 per share and at an aggregate purchase price of $200 million, in a private placement (the “PIPE Financing”).

As noted in Note 4, the Business Combination and PIPE Financing closed on January 12, 2021. The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, South Mountain is treated as the “acquired” company for financial reporting purposes. For accounting purposes, Billtrust is deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Billtrust (i.e., a capital transaction involving the issuance of stock by South Mountain for the stock of Billtrust). Accordingly, the assets, liabilities and results of operations of Billtrust became the historical financial statements of “New Billtrust”, which was renamed BTRS Holdings Inc., and South Mountain’s assets, liabilities and results of operations were consolidated with Billtrust beginning on the acquisition date. All amounts of BTRS Holdings Inc. reflect the historical amounts of Billtrust carried over at book value with no step up in basis to fair value. After the Business Combination, the Company’s common stock began trading on the Nasdaq stock exchange under the ticker symbol BTRS.

Reclassification

In connection with finalizing the accounting for the Business Combination (see Note 4), the Company has reclassified cumulative preferred stock activity between accumulated deficit and additional paid-in capital on the Condensed Consolidated Balance Sheets in the amounts of $1,042 and $26,650 for the three months ended March 31, 2021 and the year ended December 31, 2020, respectively. Corresponding reclassifications have been made in the Condensed Consolidated Statements of Stockholders’ Equity.

Concentrations of Credit Risk

The Company maintains its deposits of cash and cash equivalent balances, restricted cash and customer funds with high-credit quality financial institutions. The Company’s cash and cash equivalent balances, restricted cash and customer funds may exceed federally insured limits. The Company’s accounts receivable are reported in the accompanying Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising the customer base. On-going credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. As of March 31, 2021 and December 31, 2020, and for the for the three months ended March 31, 2021 and 2020, there were no customers that individually accounted for 10% or greater of accounts receivable or total revenues, respectively.